Advances to Suppliers, Net - Schedule of Advances to Suppliers (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Advances to Suppliers, Net - Schedule of Advances to Suppliers (Details) [Line Items]
Advances to suppliers	$ 78,772,548	$ 99,908,946	$ 13,139,128
Provision for impairment	(34,796,757)	(28,605,502)
Advances to suppliers, net	$ 43,975,791	71,303,444	$ 13,139,128
Previously Reported
Advances to Suppliers, Net - Schedule of Advances to Suppliers (Details) [Line Items]
Advances to suppliers		76,463,466
Provision for impairment		(20,048,713)
Advances to suppliers, net		$ 56,414,753